Basis of Preparation and Presentation - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Nov. 08, 2017
Basis Of Preparation And Presentation [Abstract]
Date of consolidated financial statements approved for issuance	Apr. 01, 2019
Share consolidation, number of outstanding common shares for each new common share		5